INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2013	2012
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(6,099)	$(2,849)
Deferred		—

Sale of New Jersey Net Operating Losses	359,817	$486,801

Net Credit for Income Taxes	$353,718	$483,952

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Major components of deferred tax assets and liabilities at March 31, 2013 and 2012 are as follows:

	March 31,
	2013	2012
Federal
Net Operating Loss Carry forward	$17,968,000	$16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
	$—	$—

State
Net Operating Loss Carryforwards	$2,420,000	$897,589
Valuation Allowance	(2,420,000)	897,589
	$—	$—